SCHEDULE OF MOVEMENTS OF THE SCHEME (Details) - Equity Settled Share Option Scheme [Member]	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Option, Outstanding Beginning	8,160,000	8,160,000
Option, Granted during year
Option, Exercised during year
Option, Forfeited during year	(360,000)
Option, Expired during year
Option, Outstanding Ending	7,800,000	8,160,000
Exercisable at the end of the year	7,800,000	8,160,000
Weighted average exercise price, Outstanding, Beginning | $ / shares	$ 4.661	$ 4.661
Weighted average exercise price, Granted during year | $ / shares
Weighted average exercise price, Exercised during year | $ / shares
Weighted average exercise price, Forfeited during year | $ / shares
Weighted average exercise price, Expired during year | $ / shares
Weighted average exercise price, Outstanding, Ending | $ / shares	$ 4.661	$ 4.661
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Option, Outstanding Beginning	6,957,000	6,957,000
Option, Granted during year
Option, Exercised during year
Option, Forfeited during year	(360,000)
Option, Expired during year
Option, Outstanding Ending	6,597,000	6,957,000
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Option, Outstanding Beginning	1,203,000	1,203,000
Option, Granted during year
Option, Exercised during year
Option, Forfeited during year
Option, Expired during year
Option, Outstanding Ending	1,203,000	1,203,000